Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Leases Disclosure [Line Items]
2016	¥ 457,889
2017	328,282
2018	223,763
2019	132,672
2020	79,813
Thereafter	124,637
Total	¥ 1,347,056